Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Schwab Fundamental Global Real Estate Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Global Real Estate Index Fund
Average Annual Return, Percent	[1],[2]	(5.13%)	3.73%	(0.11%)	3.04%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (Net)
Average Annual Return, Percent	[4]	9.61%	22.35%	10.88%	12.58%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]	RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Average Annual Return, Percent	[4],[5]	(5.37%)	3.40%
Fundamental Global Real Estate Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Global Real Estate Spliced Index
Average Annual Return, Percent		(5.37%)	3.40%	(0.70%)	2.60%
FTSE EPRA Nareit Global Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	FTSE EPRA Nareit Global Index (Net)
Average Annual Return, Percent	[4]	(2.36%)	8.70%	0.31%	2.84%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.